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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10529

The GKM Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	23226
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

First Western Investment Management, Inc.  11150 Santa Monica Blvd.  Los Angeles, CA 23226

(Name and address of agent for service)

Registrant's telephone number, including area code:   (310) 268-2605

Date of fiscal year end:         July 31, 2012

Date of reporting period:       October 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

GKM Growth Fund
Schedule of Investments
October 31, 2011 (Unaudited)
Common Stocks - 105.1%	Shares	Value

Consumer Discretionary - 5.0%
Hotels, Restaurants & Leisure - 2.1%
Yum! Brands, Inc.	14,000	$749,980

Household Durables - 2.9%
Tupperware Brands Corporation	14,000	791,560
Whirlpool Corporation	4,000	203,240
		994,800
Consumer Staples - 5.1%
Beverages - 2.5%
Coca-Cola Company (The)	13,000	888,160

Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	5,000	416,250

Household Products - 1.4%
Church & Dwight Company, Inc.	11,000	485,980

Health Care - 19.7%
Biotechnology - 0.9%
Celgene Corporation*	5,000	324,150

Health Care Equipment & Supplies - 11.6%
Baxter International, Inc.	9,000	494,820
Conceptus, Inc.*	22,500	259,200
C.R. Bard, Inc.	3,500	300,825
Intuitive Surgical, Inc.*	3,000	1,301,580
Medtronic, Inc.	21,000	729,540
St. Jude Medical, Inc.	16,000	624,000
Stryker Corporation	7,500	359,325
		4,069,290
Health Care Providers & Services - 3.6%
Henry Schein, Inc.*	12,700	880,364
McKesson Corporation	4,500	366,975
		1,247,339
Pharmaceuticals - 3.6%
Novartis AG - ADR	6,000	338,820
Roche Holdings AG - ADR	7,000	286,300
Teva Pharmaceutical Industries Ltd. - ADR	16,000	653,600
		1,278,720

GKM Growth Fund
Schedule of Investments (Continued)
Common Stocks - 105.1% (Continued)	Shares	Value

Industrials - 10.2%
Air Freight & Logistics - 1.2%
FedEx Corporation	5,300	$433,699

Commercial Services & Supplies - 1.4%
Stericycle, Inc.*	6,000	501,480

Electrical Equipment - 1.3%
Babcock & Wilcox Company (The)*	20,000	439,800

Machinery - 4.8%
3D Systems Corporation*	20,000	325,400
Cummins, Inc.	4,500	447,435
Pall Corporation	18,100	926,177
		1,699,012
Road & Rail - 1.5%
Norfolk Southern Corporation	7,000	517,930

Information Technology - 57.2%
Communications Equipment - 2.0%
QUALCOMM, Inc.	13,700	706,920

Computers & Peripherals - 16.1%
Apple, Inc.*	8,500	3,440,630
EMC Corporation*	45,000	1,102,950
Stratasys, Inc.*	40,000	1,121,600
		5,665,180
Electronic Equipment, Instruments & Components - 4.4%
Trimble Navigation Ltd.*	37,800	1,527,498

Internet Software & Services - 7.0%
eBay, Inc.*	10,000	318,300
Google, Inc. - Class A*	3,600	2,133,504
		2,451,804
IT Services - 11.7%
Accenture Ltd. - Class A	17,900	1,078,654
Automatic Data Processing, Inc.	7,000	366,310
International Business Machines Corporation	11,500	2,123,245
Western Union Company (The)	30,000	524,100
		4,092,309
Semiconductors & Semiconductor Equipment - 1.0%
Texas Instruments, Inc.	11,000	338,030

GKM Growth Fund
Schedule of Investments (Continued)
Common Stocks - 105.1% (Continued)	Shares	Value

Information Technology - 57.2% (Continued)
Software - 15.0%
Intuit, Inc.	36,000	$1,932,120
Microsoft Corporation	40,000	1,065,200
Nuance Communications, Inc. *	20,000	529,600
Oracle Corporation	30,000	983,100
SAP AG - ADR	7,000	422,520
Symantec Corporation*	20,000	340,200
		5,272,740
Materials - 7.9%
Chemicals - 7.9%
Ecolab, Inc.	15,000	807,600
Scotts Miracle-Gro Company (The) - Class A	23,600	1,144,836
Sigma-Aldrich Corporation	12,600	825,048
		2,777,484

Total Common Stocks (Cost $23,791,223)		$36,878,555

Money Market Funds - 0.0%	Shares	Value

First American Treasury Obligations Fund - Class Y, 0.00%(a) (Cost $440)	440	$440

Total Investments at Value(b) - 105.1% (Cost $23,791,663)		$36,878,995

Liabilities in Excess of Other Assets - (5.1%)		(1,790,275)

Net Assets - 100.0%		$35,088,720

ADR - American Depositary Receipt.

* Non-income producing security.

(a) Variable rate security. Rate shown is the 7-day effective yield as of October 31, 2011.

(b) All securities are pledged as collateral for the Fund's bank line of credit.

See accompanying notes to the Schedule of Investments.

GKM Growth Fund
Notes to Schedule of Investments
October 31, 2011 (Unaudited)

1.	Securities valuation

Equity securities of GKM Growth Fund (the “Fund”) generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when First Western Investment Management, Inc. (the “Adviser”) believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost which approximates fair value absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,878,555	$-	$-	$36,878,555
Money Market Funds	440	-	-	440
Total	$36,878,995	$-	$-	$36,878,995

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended October 31, 2011, the Fund did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of October 31, 2011.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

GKM Growth Fund
Notes to Schedule of Investments (Continued)

3.	Federal income tax

The following is computed on a tax basis for each item as of October 31, 2011:

Cost of portfolio investments	$23,791,663

Gross unrealized appreciation	$14,167,207
Gross unrealized depreciation	(1,079,875)

Net unrealized appreciation	$13,087,332

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	November 16, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 16, 2011

* Print the name and title of each signing officer under his or her signature.